INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost			$ 11,756	$ 7,259
Accumulated amortization			6,823	5,946
Impairment of intangible assets	$ 325	$ 325
Intangible assets, net			4,933	1,313
Know-How and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			4,175	4,076
Accumulated amortization			4,125	4,002
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			5,444	1,789
Accumulated amortization			1,337	762
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			1,425	686
Accumulated amortization			649	475
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			712	708
Accumulated amortization			$ 712	$ 707